Elizabeth L. Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203 402-1624 Elizabeth.gioia@prudential.com
May 2, 2022

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Pruco Life Insurance Company
    Pruco Life Flexible Premium Variable Annuity Account
    Definitive Filings Pursuant to Rule 497(j)
    Investment Company Act No. 811-07325
    Registration Nos.:

333-37728	333-184888
333-130989	333-184890
333-162673	333-192701
333-162680	333-230983
333-170466	333-256965
333-184541	333-256966
333-184887
Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.With respect to the Prospectus and Statement of Additional Information ("SAI") included in each of the above-referenced Registration Statements, the form of Prospectus and SAI that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment to the Registration Statements and

2.The text of the most recent post-effective amendments has been filed with the Commission electronically.

Very truly yours,

/s/Elizabeth L. Gioia
Elizabeth L. Gioia
Vice President, Corporate Counsel